Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Entity File Number	333-253466
Entity Registrant Name	AYR WELLNESS INC.
Entity Incorporation, State or Country Code	A1
Entity Address, Country	CA
Entity Primary SIC Number	2833
Entity Tax Identification Number	98-1500584
Entity Address, Address Line One	2601 South Bayshore Drive
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Miami
Entity Address State Or Province	FL
Entity Address, Postal Zip Code	33133
City Area Code	786
Local Phone Number	885-0397
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	108,759,747
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Entity Central Index Key	0001847462
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Marcum LLP
Auditor Firm ID	688
Auditor Location	New York, NY
Business Contact
Document Information
Contact Personnel Name	C T Corporation System
Entity Address, Address Line One	1015 15th Street N.W
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Washington
Entity Address State Or Province	DC
Entity Address, Postal Zip Code	20005
City Area Code	202
Local Phone Number	572-3133